Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Alpha Fiduciary Quantitative Strategy Fund
Shareholder Report [Line Items]
Fund Name	Alpha Fiduciary Quantitative Strategy Fund
Class Name	Alpha Fiduciary Quantitative Strategy Fund
Trading Symbol	AFQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alpha Fiduciary Quantitative Strategy Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.afqsx.com/literature. You can also request this information by contacting us at 1-888-266-3996.
Additional Information Phone Number	1-888-266-3996
Additional Information Website	https://www.afqsx.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alpha Fiduciary Quantitative Strategy Fund	$177.14	1.70%

Expenses Paid, Amount	$ 177.14
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

AFQSX is a Quantitative Trend Following Fund, as such from August 1, 2023 to July 31, 2024, the following narrative discussion of key factors which affected the Fund's performance are presented:

From August 1, 2023, the S&P 500® began trending lower which caused the Fund's model to indicate a short exposure of the S&P 500® Index (the "S&P 500®") for the Fund from mid-August 2023 thru mid-November 2023. The S&P 500® turned abruptly higher near the end of October 2023, causing the Fund's model to react to the trend change in the S&P 500® in mid-November. However, by that time the Fund had lost the advantage it had gained over the S&P 500® during the initial period the Fund was short.

For the next five months until April 1, 2024, the S&P 500® trended higher, during which time the Fund's model indicated a rising but less than full market exposure to the S&P 500®, causing the Fund to underperform the S&P 500® during the period. From April 1, 2024 until roughly April 19, 2024, the S&P 500® trended lower during which time the Fund used a combination of short and market weight exposure which resulted in the Fund outperforming the S&P 500®.

From April 19, 2024 until the middle of July 2024, the S&P 500® trended higher while the Fund maintained a conservative less than market weight exposure, resulting in the Fund underperforming the S&P 500® through the Fund's July 31, 2024 fiscal year end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Inception(A) (12/31/2019)
Alpha Fiduciary Quantitative Strategy Fund	8.40%	-0.71%
S&P 500® Index	22.15%	14.22%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,845,107
Holdings Count | shares	3
Advisory Fees Paid, Amount	$ 218,507
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$22,845,107
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$218,507

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	78.23%
E-mini Standard & Poor's 500 Futures (Expiration 9/20/2024) (B)	0.20%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	7.37%

(B)	Represents appreciation on futures contracts.
Sectors (% of net assets)

(C)	Net Cash represents cash and other assets in excess of liabilities, including futures contracts.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	78.23%
E-mini Standard & Poor's 500 Futures (Expiration 9/20/2024) (B)	0.20%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	7.37%

(B)	Represents appreciation on futures contracts.